Financial risk management - Categories of financial instruments and risk management policies (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial risk management
Taxes payable other than income tax	$ 220,524	$ 262,772	$ 158,589
Trade accounts payable
Financial risk management
Employee statutory profit-sharing payable			9,491
Credit and interest rate | Cash and cash equivalents and other investments held to maturity
Financial risk management
Financial Assets	2,382,345	3,005,792	2,665,641
Credit and exchange rate | Receivables, net
Financial risk management
Financial Assets	630,757	714,130	390,785
Interest rate, exchange rate and liquidity | Short-term and long-term debt
Financial risk management
Financial Liabilities	4,644,387	4,707,303	4,729,388
Liquidity | Trade accounts payable
Financial risk management
Financial Liabilities	249,507	252,831	243,867
Employee statutory profit-sharing payable	6,475	9,242
Liquidity | Accrued expenses
Financial risk management
Financial Liabilities	69,125	43,254	42,425
Liquidity | Accounts payable to related parties
Financial risk management
Financial Liabilities	$ 130,022	$ 140,328	$ 67,521